Average Annual Total Returns - Voya Government Liquid Assets Portfolio	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date
Total	0.30%	0.96%	0.50%		May 07, 2004	0.24%	0.77%	0.39%		Jan. 24, 2089	0.21%	0.68%	0.35%		Sep. 09, 2002